UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22797

FS Global Credit Opportunities Fund—D

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—D

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of September 30, 2017, the Company invested $216,480 in the Fund, representing approximately 99.6% of the Company’s net assets and approximately 13.6% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of September 30, 2017, the Company had $217,357 of net assets, 27,755,065 common shares outstanding and a NAV per common share of approximately $7.83.

The Fund’s unaudited consolidated schedule of investments as of September 30, 2017 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—32.9%
Air Medical Group Holdings, Inc.		Health Care Equipment & Services	L+475	1.0%	9/26/24	$19,830	$19,681	$19,848
American Bath Group, LLC		Capital Goods	L+525	1.0%	9/30/23	18,462	18,442	18,578
Aspect Software, Inc.	(t)	Software & Services	L+1000	1.0%	5/25/18	3,559	3,559	3,550
Aspect Software, Inc.	(g)(t)	Software & Services	L+1000	1.0%	5/25/18	91	91	91
Aspect Software, Inc.	(g)(t)	Software & Services	L+1200	1.0%	5/25/18	1,296	1,296	1,296
Aspect Software, Inc.	(t)	Software & Services	L+1000	1.0%	5/25/20	6,958	6,958	6,958
Avaya Inc.	(e)(f)	Technology Hardware & Equipment	L+450		10/26/17	234	195	198
Avaya Inc.	(e)(f)	Technology Hardware & Equipment	L+525	1.0%	5/29/20	44,725	36,303	38,042
Bioplan USA, Inc.	(e)	Materials	L+475	1.0%	9/23/21	6,836	6,128	6,817
Casablanca US Holdings Inc.	(e)	Consumer Services	L+475	1.0%	3/29/24	7,456	7,280	7,459
CEVA Group Plc	(g)	Transportation	L+500		3/19/19	30,000	28,814	27,900
CITGO Holding, Inc.	(e)	Energy	L+850	1.0%	5/12/18	17,693	17,705	17,893
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	4/28/21	18,000	18,000	18,405
CLP Issuer, LLC	(g)	Diversified Financials	L+1000	1.0%	4/28/21	18,000	18,000	18,405
Commercial Barge Line Company		Transportation	L+875	1.0%	11/12/20	63,958	60,806	51,007
Concordia International Corp.	(f)	Pharmaceuticals, Biotechnology & Life Sciences	L+425	1.0%	10/21/21	6,955	5,169	5,405
Concordia International Corp.	(e)(f)	Pharmaceuticals, Biotechnology & Life Sciences	L+500	1.0%	10/21/21	£32,269	45,967	33,943
Dayton Superior Corp.		Materials	L+800	1.0%	11/15/21	$4,607	4,474	4,307
Diamond (BC) B.V.	(e)	Materials	L+300		9/6/24	2,143	2,138	2,140
Diamond Resorts International, Inc.	(e)	Consumer Services	L+600	1.0%	9/2/23	16,475	16,124	16,589
Fairway Group Acquisition Co.		Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		1/3/20	4,193	4,193	1,677
Fairway Group Acquisition Co.		Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		1/3/20	6,400	6,400	6,368
Getty Images, Inc.	(e)	Media	L+350	1.3%	10/18/19	20,727	16,353	17,993
iHeartCommunications, Inc.		Media	L+750		7/30/19	9,229	9,138	7,154
J. Crew Group, Inc.	(f)	Retailing	L+322	1.0%	3/5/21	90,537	56,921	55,341
LD Intermediate Holdings, Inc.	(e)	Software & Services	L+588	1.0%	12/9/22	29,438	26,854	27,708
LTI Holdings, Inc.		Materials	L+475	1.0%	5/16/24	5,985	5,928	6,037
McAfee, LLC	(f)	Software & Services	L+450	1.0%	9/30/24	12,164	11,981	12,235
Meldrew Participations B.V.	(h)	Food, Beverage & Tobacco	L+400	1.0%	10/31/19	£99	148	110

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
MORSCO, Inc.		Capital Goods	L+700	1.0%	10/31/23		$4,720	$4,555	$4,769
Navico, Inc.	(e)	Technology Hardware & Equipment	L+575	1.0%	3/31/23		4,938	4,822	4,962
New Arclin U.S. Holding Corp.	(e)	Materials	L+425	1.0%	2/14/24		6,267	6,238	6,328
Origami Owl, LLC	(i)(p)	Consumer Durables & Apparel	L+700	2.5%	12/5/19		23,618	21,167	2,775
Origami Owl, LLC	(i)(p)	Consumer Durables & Apparel	L+700	2.5%	12/5/19		2,486	2,243	292
Origami Owl, LLC	(g)(i)(p)	Consumer Durables & Apparel	L+700	2.5%	12/5/19		234	234	27
P.F. Chang’s China Bistro, Inc.		Consumer Services	L+500	1.0%	9/1/22		15,000	14,554	14,400
Propulsion Acquisition, LLC		Commercial & Professional Services	L+600	1.0%	7/13/21		17,748	16,908	17,570
Reddy Ice Corp.	(e)	Food, Beverage & Tobacco	L+550	1.3%	5/1/19		2,401	2,285	2,369
Staples Canada ULC		Retailing	L+700	1.0%	9/12/23	C$	21,794	18,000	17,509
SunGard Availability Services Capital, Inc.	(e)	Software & Services	L+700	1.0%	9/30/21		$25,292	25,051	23,901
Travel Leaders Group, LLC	(e)	Consumer Services	L+450		1/25/24		1,496	1,493	1,519
Victory Capital Operating, LLC	(e)	Diversified Financials	L+525	1.0%	10/29/21		3,178	3,178	3,235
Westbridge Technologies, Inc.	(e)	Software & Services	L+850	1.0%	4/28/23		29,813	29,247	29,589
York Risk Services Holding Corp.	(e)	Insurance	L+375	1.0%	10/1/21		9,923	9,844	9,779

Total Senior Secured Loans—First Lien								614,865	572,478
Unfunded Loan Commitments								(48,435)	(48,435)

Net Senior Secured Loans—First Lien								566,430	524,043

Senior Secured Loans—Second Lien—14.8%
Albany Molecular Research, Inc.		Pharmaceuticals, Biotechnology & Life Sciences	L+700	1.0%	8/30/25		2,946	2,932	2,994
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24		60,000	57,532	60,150
Casablanca US Holdings Inc.	(e)	Consumer Services	L+900	1.0%	3/31/25		32,000	30,924	32,250
Colouroz Investment 2 LLC	(e)	Materials	L+725	1.0%	9/5/22		2,020	2,010	1,986
Compuware Corp.		Software & Services	L+825	1.0%	12/15/22		5,397	4,811	5,454
DTZ U.S. Borrower, LLC	(e)	Real Estate	L+825	1.0%	11/4/22		533	535	535
Fairway Group Acquisition Co.		Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		10/3/21		3,679	3,679	1,471
IPS Intermediate Holdings Corporation	(e)	Materials	L+950	1.0%	12/20/24		22,500	21,335	22,500
Ivanti Software, Inc.		Software & Services	L+900	1.0%	1/20/25		20,000	19,717	19,663
LTI Holdings, Inc.		Materials	L+875	1.0%	5/16/25		60,000	58,851	60,225
Renaissance Learning, Inc.	(e)	Software & Services	L+700	1.0%	4/11/22		2,424	2,408	2,454
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21		969	969	966
UFC Holdings, LLC		Media	L+750	1.0%	8/18/24		25,000	24,784	25,475

Total Senior Secured Loans—Second Lien								230,487	236,123

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Bonds—30.3%
Atrium Windows and Doors, Inc.	(n)(o)	Capital Goods	7.8%		5/1/19	$21,658	$20,534	$21,982
Avantor, Inc.	(f)(m)(n)	Pharmaceuticals, Biotechnology & Life Sciences	6.0%		10/1/24	2,452	2,452	2,512
Avaya Inc.	(n)(o)	Technology Hardware & Equipment	7.0%		4/1/19	47,519	39,609	40,243
BlueLine Rental Finance Corp.	(n)(o)	Capital Goods	9.3%		3/15/24	53,572	53,919	57,757
Caesars Entertainment Resort Properties, LLC	(o)	Consumer Services	8.0%		10/1/20	22,000	21,752	22,596
CH2M Hill Companies, Ltd.	(m)(n)	Capital Goods	10.0%		4/28/20	19,500	19,500	21,450
CITGO Holding, Inc.	(n)(o)	Energy	10.8%		2/15/20	32,460	32,141	35,219
CSVC Acquisition Corp.	(m)(n)	Diversified Financials	7.8%		6/15/25	7,189	7,189	7,054
EP Energy LLC	(f)(n)(o)	Energy	8.0%		2/15/25	55,136	51,200	43,006
Gogo Intermediate Holdings LLC	(n)(o)	Software & Services	12.5%		7/1/22	84,000	86,092	96,128
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.0%		7/15/22	18,515	19,124	19,221
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.5%		7/15/24	21,500	22,780	22,589
iHeartCommunications, Inc.	(o)	Media	10.6%		3/15/23	42,777	33,253	30,394
J. Crew Brand, LLC	(m)(n)	Retailing	13.0%		9/15/21	33,259	32,986	39,578
Ridgeback Resources Inc.	(m)	Energy	12.0%		12/29/20	794	781	794
Valeant Pharmaceuticals International, Inc.	(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	7.0%		3/15/24	21,667	22,733	23,151

Total Senior Secured Bonds							466,045	483,674

Subordinated Debt—41.2%
Aldermore Group PLC	(q)	Banks	8.5%		10/28/26	£22,500	27,477	32,981
Ascent Resources Utica Holdings, LLC	(n)(o)	Energy	10.0%		4/1/22	$17,000	17,000	18,339
Avantor, Inc.	(f)(m)(n)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%		10/1/25	70,000	70,000	71,706
CIS General Insurance Ltd.	(o)	Insurance	12.0%		5/8/25	£60,200	89,570	89,941
Credito Valtellinese SpA	(m)	Banks	8.3%		4/12/27	€42,930	46,287	51,265
Diamond Resorts International, Inc.	(n)(o)	Consumer Services	10.8%		9/1/24	$24,860	24,276	26,471
Eclipse Resources Corp.	(m)	Energy	8.9%		7/15/23	4,150	4,034	4,253
Enviva Partners, LP	(o)	Energy	8.5%		11/1/21	25,000	25,000	26,750

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
EP Energy LLC	(o)	Energy	9.4%		5/1/20	$5,000	$4,691	$4,184
Frontier Communications Corp.	(o)(s)	Telecommunication Services	10.5%		9/15/22	23,000	23,208	19,981
Frontier Communications Corp.	(o)(s)	Telecommunication Services	11.0%		9/15/25	49,000	49,477	41,742
Great Lakes Dredge & Dock Corp.	(f)(o)	Capital Goods	8.0%		5/15/22	21,070	21,100	21,870
iHeartCommunications, Inc.	(m)(o)	Media	12.0%, 2.0% PIK (2.0% Max PIK)		2/1/21	34,530	15,842	5,007
iHeartCommunications, Inc.	(o)	Media	7.3%		10/15/27	3,767	1,690	1,268
Intelsat Connect Finance S.A.	(n)(o)	Telecommunication Services	12.5%		4/1/22	32,746	26,791	32,094
Intelsat Jackson Holdings S.A.	(o)	Telecommunication Services	7.3%		10/15/20	5,000	4,613	4,832
Intelsat Jackson Holdings S.A.	(m)(o)	Telecommunication Services	5.5%		8/1/23	24,545	20,280	20,894
Intelsat Jackson Holdings S.A.	(m)(n)(o)	Telecommunication Services	9.8%		7/15/25	18,965	18,975	19,279
Northern Oil and Gas, Inc.	(m)(o)	Energy	8.0%		6/1/20	33,443	28,869	20,234
OneSavings Bank PLC	(m)	Banks	9.1%			£6,500	8,576	9,298
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	$36,867	36,590	39,286
SunGard Availability Services Capital, Inc.	(m)(n)(o)	Software & Services	8.8%		4/1/22	37,860	26,616	25,697
Valeant Pharmaceuticals International, Inc.	(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	6.4%		10/15/20	487	454	489
Valeant Pharmaceuticals International, Inc.	(m)(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	5.5%		3/1/23	8,917	7,398	7,841
Valeant Pharmaceuticals International, Inc.	(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	5.9%		5/15/23	41,135	35,449	36,379
Valeant Pharmaceuticals International, Inc.	(n)(o)(s)	Pharmaceuticals, Biotechnology & Life Sciences	6.1%		4/15/25	13,393	10,916	11,744
Western Digital Corp.	(o)	Technology Hardware & Equipment	10.5%		4/1/24	10,389	10,782	12,220

Total Subordinated Debt							655,961	656,045

Collateralized Securities—3.8%
Cedar Funding IV CLO Ltd. 2014-4A Class Subord.	(m)(n)	Diversified Financials	21.8%		10/23/26	1,271	926	1,203
Deutsche Bank AG Frankfurt Credit-Linked Note	(m)(n)	Diversified Financials	14.8%		1/28/24	17,600	17,473	17,556
Deutsche Bank AG Frankfurt Credit-Linked Note	(m)(n)	Diversified Financials	13.3%		10/20/26	35,000	34,800	35,438
Palmer Square CLO 2015-1A, Ltd. Class Subord.	(m)(n)	Diversified Financials	19.2%		5/21/27	1,000	644	836
THL Credit Wind River 2013-2A CLO Ltd. Income Note	(m)(n)	Diversified Financials	7.9%		1/18/26	6,000	3,065	3,145
VOYA CLO 2014-3A, Ltd. Class Subord.	(m)(n)	Diversified Financials	6.8%		7/25/26	5,000	2,603	2,333

Total Collateralized Securities							59,511	60,511

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—8.3%
Aspect Software Parent, Inc., Common Equity	(i)(t)	Software & Services		832,637	$39,206	$26,395
Cheniere Energy Partners LP Holdings, LLC, Common Equity	(m)	Energy		236,407	4,717	5,929
Enviva Partners, LP, Common Equity	(m)	Energy		643,596	10,975	19,018
Fairway Group Holdings Corp., Common Equity	(i)	Food & Staples Retailing		76,517	2,458	—
Federal Home Loan Mortgage Corp., Preferred Equity	(i)(m)	Real Estate	5.1%	5,915	44	64
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(i)(m)	Real Estate	5.0%	18,232	303	186
Federal Home Loan Mortgage Corp., Series S Preferred Equity	(i)(m)	Real Estate	4.0%	27,893	204	285
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(i)(m)	Real Estate	5.6%	66,000	632	363
Federal Home Loan Mortgage Corp., Series X Preferred Equity	(i)(m)	Real Estate	6.0%	235,388	1,018	1,248
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(i)(m)	Real Estate	7.9%	3,642,282	17,886	24,877
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(i)(m)	Real Estate	5.4%	48	810	1,056
Federal National Mortgage Association, Series F Preferred Equity	(i)(m)	Real Estate	CMT-16	14,833	259	165
Federal National Mortgage Association, Series H Preferred Equity	(i)(m)	Real Estate	5.8%	25,804	392	290
Federal National Mortgage Association, Series R Preferred Equity	(i)(m)	Real Estate	7.6%	62,934	595	400
Federal National Mortgage Association, Series S Preferred Equity	(i)(m)	Real Estate	7.8%	1,379,306	5,853	9,614
Federal National Mortgage Association, Series T Preferred Equity	(i)(m)	Real Estate	8.3%	146,447	863	967
Chinos Holdings, Inc., Series A Preferred Equity	(m)	Retailing	5.0%, 2.0% PIK (2.0% Max PIK)	17,685,000	5,270	7,162
Chinos Holdings, Inc., Common Equity	(i)(m)	Retailing		1,618,652	177	2,428
Ridgeback Resources Inc., Common Equity	(i)	Energy		1,960,162	12,044	11,360
Roust Corporation, Common Equity	(i)	Food, Beverage & Tobacco		21,993	251	206
TE Holdings, LLC, Preferred Equity	(i)	Energy	8.0% PIK (8.0% Max PIK)	216,711	2,164	2,059
TE Holdings, LLC, Common Equity	(i)(r)	Energy		326,925	2,779	981
Warrior Met Coal LLC, Common Equity	(m)	Materials		604,551	1,861	14,249
White Star Petroleum Holdings, LLC, Common Equity	(i)(r)	Energy		2,969,914	2,524	2,376

Total Equity/Other					113,285	131,678

TOTAL INVESTMENTS—131.3%					$2,091,719	2,092,074

Liabilities in Excess of Other Assets—(31.3%)	(j)					(498,266)

NET ASSETS—100.0%						$1,593,808

Shares Outstanding						201,894,515

Net Asset Value per Common Share at End of Period						$7.89

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(in thousands, except share and per share amounts)

Reverse Repurchase Agreements
Counterparty	Agreement Type	Interest Rate	Trade Date	Principal Value	Principal Value Including Accrued Interest	Underlying Collateral Type
RBC Capital Markets, LLC	Open Repurchase Agreement	1.5%	8/21/17	$14,475	$14,499	Subordinated Debt

Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Maturity	Number of Shares	Proceeds	Fair Value(d)
Investments Sold Short—(2.8%)
VelocityShares Daily Inverse VIX Short-Term ETN	(i)	Diversified Financials	12/4/30	(450,000)	$(37,745)	$(43,893)

Total Investments Sold Short					$(37,745)	$(43,893)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	10/27/17	USD	30,878	CAD	38,244	$302
JPMorgan Chase Bank, N.A.	10/27/17	USD	79,575	EUR	67,000	326
JPMorgan Chase Bank, N.A.	10/27/17	USD	136,385	GBP	101,010	931

						$1,559

CAD—Canadian Dollar.

EUR—Euro.

GBP—British Pound.

USD—U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2017(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid	Unrealized Appreciation (Depreciation)
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	11.4%	Consumer Durables & Apparel	5.0%	9/20/19	$(5,000)	$524	$577	$(53)
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	11.3%	Consumer Durables & Apparel	5.0%	12/20/19	$(2,000)	231	278	(47)

							$755	$855	$(100)

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2017, the three-month London Interbank Offered Rate (“L”) was 1.33% and the two-year Constant Maturity Treasury Rate (“CMT”) was 1.47%. PIK means paid-in-kind.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited consolidated financial statements.
(e)	Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of September 30, 2017.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of credit default swap positions, forward foreign currency exchange contracts, investments sold short and reverse repurchase agreements payable.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(n)	Restricted security as to resale. As of September 30, 2017, the Fund held 48.9% of its net assets, with a fair value of $779,726, in restricted securities.
(o)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage, Inc. (“BNPP”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNPP.
(p)	Security was on non-accrual status as of September 30, 2017.
(q)	Security or portion thereof held by FS Global Credit Opportunities Fund (Cayman), a wholly-owned subsidiary of the Fund.
(r)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(s)	All or a portion of these securities have been physically segregated in connection with reverse repurchase agreements. As of September 30, 2017, there was $14,475 in reverse repurchase agreements payable upon demand.
(t)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2017, the Fund held investments in one portfolio company of which it is deemed to be an “affiliated person” but is not deemed to “control”. The following table presents certain information with respect to such portfolio company for the nine months ended September 30, 2017:

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(in thousands, except share and per share amounts)

Portfolio Company	Fair Value at December 31, 2016	Purchases and Paid-in-kind Interest	Sales and Repayments	Accretion of Discount	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2017	Interest Income	Fee Income
Senior Secured Loans—First Lien
Aspect Software, Inc.(1)	$2,276	$1,922	$(639)	$—	$—	$(9)	$3,550	$218	$61
Aspect Software, Inc.	7,173	—	(135)	—	—	(80)	6,958	600	98
Aspect Software, Inc.(2)	—	130	(130)	—	—	—	—	1	44
Equity/Other
Aspect Software, Inc., Common Equity	43,452	196	—	—	591	(17,844)	26,395	—	—

Total	$52,901	$2,248	$(904)	$—	$591	$(17,933)	$36,903	$819	$203

(1)	Security includes a partially unfunded commitment with an amortized cost of $91 and a fair value of $91.
(2)	Security is an unfunded commitment with an amortized cost of $1,296 and a fair value of $1,296.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2016 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2017:

	September 30, 2017
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$566,430	$524,043	25%
Senior Secured Loans—Second Lien	230,487	236,123	11%
Senior Secured Bonds	466,045	483,674	23%
Subordinated Debt	655,961	656,045	32%
Collateralized Securities	59,511	60,511	3%
Equity/Other	113,285	131,678	6%

Total	$2,091,719	$2,092,074	100%

Investments Sold Short	$(37,745)	$(43,893)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of September 30, 2017, the Fund was deemed to be an “affiliated person”, as defined in the 1940 Act, of Aspect Software, Inc., in which the Fund has two senior secured loan investments, two unfunded senior secured loan commitments and an equity/other investment. As of September 30, 2017, except for Aspect Software, Inc., the Company did not “control” and was not an “affiliated person”, each as defined in the 1940 Act, of any of its portfolio companies.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2017, the Fund had five senior secured loan investments with aggregate unfunded commitments of $48,435. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2017:

	September 30, 2017
Industry Classification	Fair Value	Percentage of Portfolio
Banks	$93,544	5%
Capital Goods	245,842	12%
Commercial & Professional Services	17,570	1%
Consumer Durables & Apparel	44,670	2%
Consumer Services	122,250	6%
Diversified Financials	89,610	4%
Energy	212,395	10%
Food & Staples Retailing	9,516	0%
Food, Beverage & Tobacco	2,685	0%
Health Care Equipment & Services	19,848	1%
Insurance	99,720	5%
Materials	124,589	6%
Media	87,291	4%
Pharmaceuticals, Biotechnology & Life Sciences	196,164	9%
Real Estate	40,050	2%
Retailing	122,018	6%
Software & Services	279,732	13%
Technology Hardware & Equipment	95,665	5%
Telecommunication Services	138,822	7%
Transportation	50,093	2%

Total	$2,092,074	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2017:

	September 30, 2017
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$1,619,042	77%
Europe	316,900	15%
Other	156,132	8%

Total	$2,092,074	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2017, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2017
Level 1—Price quotations in active markets	$78,711
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	2,013,363

Total	$2,092,074

As of September 30, 2017, the Fund’s investments sold short, forward foreign currency exchange contracts, reverse repurchase agreements and credit default swaps were categorized as follows in the fair value hierarchy:

	September 30, 2017
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$(43,893)
Level 2—Significant other observable inputs	1,559	(14,499)
Level 3—Significant unobservable inputs	855	(100)

Total	$2,414	$(58,492)

The following is a reconciliation for the nine months ended September 30, 2017 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Nine Months Ended September 30, 2017
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$532,643	$164,708	$369,187	$555,429	$48,256	$90,399	$1,760,622
Accretion of discount (amortization of premium)	11,087	2,590	5,268	9,407	—	3	28,355
Net realized gain (loss)	2,882	1,776	1,067	20,447	1,038	(770)	26,440
Net change in unrealized appreciation (depreciation)	(17,111)	(355)	7,741	864	(1,380)	(38,241)	(48,482)
Purchases	507,078	155,878	391,373	524,483	35,253	8,697	1,622,762
Paid-in-kind interest	678	291	—	1,941	—	—	2,910
Sales and repayments	(513,214)	(88,765)	(290,962)	(456,526)	(22,656)	(7,121)	(1,379,244)
Net transfers in or out of Level 3	—	—	—	—	—	—	—

Fair value at end of period	$524,043	$236,123	$483,674	$656,045	$60,511	$52,967	$2,013,363

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(13,939)	$584	$1,484	$9,673	$(213)	$(17,612)	$(20,023)

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the nine months ended September 30, 2017 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Nine Months Ended September 30, 2017
Fair value at beginning of period	$1,247
Net realized gain (loss)	(583)
Net change in unrealized appreciation (depreciation)	(180)
Swap premiums paid	—
Coupon payments paid	271
Premiums received on exit	—
Net transfers in or out of Level 3	—

Fair value at end of period	$755

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$(180)

Item 2.	Controls and Procedures.

(a)	The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are included herein.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—D

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	November 16, 2017

By:	/s/ WILLIAM GOEBEL
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	November 16, 2017